Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 1,844	$ 4,341	$ 3,065
Income taxes net of refunds	70,889	70,095	115,301
N&S Supply of Fishkill, Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ (161)	4,032
Peirce-Phelps, Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued		58,344
Dunphey & Associates Supply Co., Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued		$ 6,891
Alert Labs Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued			$ 6,846